Derivative Liabilities	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Derivative Liabilities
Derivative Liabilities

20. Derivative liabilities

The derivative liability is derived from the conversion features in note 19 and stock warrant in note 21 All were valued using the weighted-average Binomial option pricing model using the assumptions detailed below. As of December 31, 2021 and June 30, 2021, the derivative liability was $2,222,310 and $2,217,361, respectively. The Company recorded $65,073 loss and $3,992,108 gain from changes in derivative liability during the six months ended December 31, 2021 and December 31, 2020, respectively. The Binomial model with the following assumption inputs:

June 30, 2021
Annual Dividend Yield	—
Expected Life (Years)	0.50-3.00
Risk-Free Interest Rate	0.01-0.46%
Expected Volatility	89-236%

December 31, 2021
Annual Dividend Yield	—
Expected Life (Years)	0.50-3.00
Risk-Free Interest Rate	0.05-0.53%
Expected Volatility	127-234%

Fair value of the derivative is summarized as below:

Beginning Balance, June 30, 2021	$2,217,361
Additions	$708,948
Mark to Market	$65,073
Cancellation of Derivative Liabilities Due to Cash Repayment	$—
Reclassification to APIC Due to Conversions	$(769,071)
Ending Balance, December 31, 2021	2,222,310

Sugarmade, Inc. and Subsidiaries

Notes to Unaudited Condensed Consolidated Financial Statements

December 31, 2021

25. Derivative Liabilities

The derivative liability is derived from the conversion features in note 22 and stock warrant in note 24. All were valued using the weighted-average Binomial option pricing model using the assumptions detailed below. As of June 30, 2021 and 2020, the derivative liability was $2,217,361 and $5,597,095, respectively. The Company recorded $1,087,485 gain and $1,442,295 loss from changes in derivative liability during the year ended June 30, 2021 and 2020, respectively. The Binomial model with the following assumption inputs:

June 30, 2020
Annual Dividend Yield	—
Expected Life (Years)	0.50-1.00
Risk-Free Interest Rate	0.16-2.10%
Expected Volatility	113-175%

June 30, 2021
Annual Dividend Yield	—
Expected Life (Years)	0.50-3.00
Risk-Free Interest Rate	0.01-0.46%
Expected Volatility	89-236%

Fair value of the derivative is summarized as below:

Beginning Balance, June 30, 2020	$5,597,095
Additions	$2,663,892
Mark to Market	$(230,573)
Cancellation of Derivative Liabilities Due to Cash Repayment	$(856,910)
Reclassification to APIC Due to Conversions	$(4,956,143)
Ending Balance, June 30, 2021	2,217,361